Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2020	2019	2018
Sales, net	$—	$—	$—
Cost of sales	—	—	(103)
Gross loss	—	—	(103)
Operating expenses:
Research and development	—	—	(30)
Selling, marketing, general and administrative	—	—	(169)
Operating loss	—	—	(302)
Financial income, net	—	—	113
Other loss, net	—	—	(146)
Loss before income taxes	—	—	(335)
Net loss from discontinued operations	$—	$—	$(335)